UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period

January 1, 2012 to December 31, 2012

Date of Report (Date of earliest event reported) March 20, 2013

Commission File Number of securitizer:

Central Index Key Number of securitizer: 0001541492

IPFS CORPORATION(1)

(Exact name of securitizer as specified in its charter)

Shawn Bradia, Senior Vice President & General Counsel, 201-631-5528

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  ☒

(1)  IPFS Corporation, as securitizer, is filing this form ABS-15G in respect of all asset backed securities sponsored by it and issued by PFS Financing Corp. and outstanding during the reporting period in the “other” asset class (premium finance loans).  Affiliated originators are IPFS Corporation of California, IPFS Corporation of the South and Capitol Premium Plan, LLC.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Dated: March 20, 2013

IPFS Corporation
(securitizer)

	By:	/s/ Bryan J. Andres
	Name:	Bryan J. Andres
	Title:	Executive Vice President and Chief Financial Officer